Debentures (Tables)	6 Months Ended
Jun. 30, 2024
Debentures [Abstract]
Schedule of Activity Related to the Debentures	The following is a summary of activity related to the debentures:
As of January 1, 2023	60,873
Interest incurred	11,639
Principal payments	(7,417)
Interest payments	(13,898)
As of December 31, 2023	51,197
Interest incurred	4,319
Principal payments	(6,146)
Interest payments	(3,590)
As of June 30, 2024	45,780